Exhibit 99.1

World Omni Auto Receivables Trust 2019-A

Monthly Servicer Certificate

September 30, 2019

Dates Covered
Collections Period	09/01/19 - 09/30/19
Interest Accrual Period	09/16/19 - 10/14/19
30/360 Days	30
Actual/360 Days	29
Distribution Date	10/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/19	801,456,739.07	38,917
Yield Supplement Overcollateralization Amount 08/31/19	46,415,709.77	0
Receivables Balance 08/31/19	847,872,448.84	38,917
Principal Payments	26,674,568.31	923
Defaulted Receivables	843,456.29	38
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/19	44,360,954.94	0
Pool Balance at 09/30/19	775,993,469.30	37,956

Pool Statistics	$ Amount	# of Accounts
Pool Factor	73.86%
Prepayment ABS Speed	1.38%
Aggregate Starting Principal Balance	1,110,735,192.75	47,003

Delinquent Receivables:
Past Due 31-60 days	6,255,007.13	266
Past Due 61-90 days	1,257,510.47	56
Past Due 91-120 days	503,123.88	24
Past Due 121+ days	0.00	0
Total	8,015,641.48	346

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.98%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.21%
Delinquency Trigger Occurred	NO

Recoveries	434,930.39
Aggregate Net Losses/(Gains) - September 2019	408,525.90
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.58%
Prior Net Losses Ratio	0.53%
Second Prior Net Losses Ratio	0.81%
Third Prior Net Losses Ratio	0.60%
Four Month Average	0.63%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.29%

Overcollateralization Target Amount	8,923,924.90
Actual Overcollateralization	8,923,924.90
Weighted Average APR	3.95%
Weighted Average APR, Yield Adjusted	6.55%
Weighted Average Remaining Term	56.33

Flow of Funds	$ Amount

Collections	29,894,283.96
Investment Earnings on Cash Accounts	11,766.64
Servicing Fee	(706,560.37)
Transfer to Collection Account	-
Available Funds	29,199,490.23

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,895,833.64
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,700.83
(5) Noteholders' Second Priority Principal Distributable Amount	676,517.27
(6) Class C Interest	45,931.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,570,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,923,924.90
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,000,582.09

Total Distributions of Available Funds	29,199,490.23

Servicing Fee	706,560.37
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,950,000.00
Original Class B	31,150,000.00
Original Class C	15,570,000.00

Total Class A, B, & C
Note Balance @ 09/16/19	792,239,986.57
Principal Paid	25,170,442.17
Note Balance @ 10/15/19	767,069,544.40

Class A-1
Note Balance @ 09/16/19	0.00
Principal Paid	0.00
Note Balance @ 10/15/19	0.00
Note Factor @ 10/15/19	0.0000000%

Class A-2
Note Balance @ 09/16/19	315,569,986.57
Principal Paid	25,170,442.17
Note Balance @ 10/15/19	290,399,544.40
Note Factor @ 10/15/19	83.4481449%

Class A-3
Note Balance @ 09/16/19	347,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/19	347,000,000.00
Note Factor @ 10/15/19	100.0000000%

Class A-4
Note Balance @ 09/16/19	82,950,000.00
Principal Paid	0.00
Note Balance @ 10/15/19	82,950,000.00
Note Factor @ 10/15/19	100.0000000%

Class B
Note Balance @ 09/16/19	31,150,000.00
Principal Paid	0.00
Note Balance @ 10/15/19	31,150,000.00
Note Factor @ 10/15/19	100.0000000%

Class C
Note Balance @ 09/16/19	15,570,000.00
Principal Paid	0.00
Note Balance @ 10/15/19	15,570,000.00
Note Factor @ 10/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	2,028,465.97
Total Principal Paid	25,170,442.17
Total Paid	27,198,908.14

Class A-1
Coupon	2.72616%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.02000%
Interest Paid	794,184.47
Principal Paid	25,170,442.17
Total Paid to A-2 Holders	25,964,626.64

Class A-3
Coupon	3.04000%
Interest Paid	879,066.67
Principal Paid	0.00
Total Paid to A-3 Holders	879,066.67

Class A-4
Coupon	3.22000%
Interest Paid	222,582.50
Principal Paid	0.00
Total Paid to A-4 Holders	222,582.50

Class B
Coupon	3.34000%
Interest Paid	86,700.83
Principal Paid	0.00
Total Paid to B Holders	86,700.83

Class C
Coupon	3.54000%
Interest Paid	45,931.50
Principal Paid	0.00
Total Paid to C Holders	45,931.50

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.9586026
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.3035351
Total Distribution Amount	26.2621377

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	2.2821393
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	72.3288568
Total A-2 Distribution Amount	74.6109961

A-3 Interest Distribution Amount	2.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.5333333

A-4 Interest Distribution Amount	2.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.6833333

B Interest Distribution Amount	2.7833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.7833332

C Interest Distribution Amount	2.9500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.9500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	26.88
Noteholders' Third Priority Principal Distributable Amount	618.58
Noteholders' Principal Distributable Amount	354.54

Account Balances	$ Amount

Reserve Account
Balance as of 09/16/19	2,595,670.49
Investment Earnings	4,334.05
Investment Earnings Paid	(4,334.05)
Deposit/(Withdrawal)	-
Balance as of 10/15/19	2,595,670.49
Change	-

Required Reserve Amount	2,595,670.49